American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
October 31, 2020

One Choice Portfolio: Conservative - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 34.8%
Equity Growth Fund Investor Class	1,317,061	41,579,625
Growth Fund Investor Class	1,430,830	59,994,700
Heritage Fund Investor Class	1,530,121	37,304,354
Large Company Value Fund Investor Class	9,062,966	87,548,253
Mid Cap Value Fund Investor Class	4,539,280	66,999,775
NT Disciplined Growth Fund Investor Class	2,196,318	32,769,062
Small Cap Growth Fund Investor Class	544,515	11,979,335
Small Cap Value Fund Investor Class	1,498,897	9,982,657
Sustainable Equity Fund Investor Class	2,487,500	83,654,632
		431,812,393
Domestic Fixed Income Funds — 33.6%
Diversified Bond Fund Investor Class	21,132,527	242,601,407
Inflation-Adjusted Bond Fund Investor Class	7,043,427	87,197,630
NT High Income Fund Investor Class	2,726,294	25,245,481
Short Duration Inflation Protection Bond Fund Investor Class	5,855,029	61,594,904
		416,639,422
International Fixed Income Funds — 14.6%
Emerging Markets Debt Fund Investor Class	2,432,657	25,105,018
Global Bond Fund Investor Class	8,266,205	85,968,532
International Bond Fund Investor Class(2)	5,124,442	69,743,657
		180,817,207
International Equity Funds — 11.3%
International Growth Fund Investor Class	3,377,826	46,276,212
NT Global Real Estate Fund Investor Class	2,847,464	27,819,719
NT International Small-Mid Cap Fund Investor Class	1,190,404	14,213,422
NT International Value Fund Investor Class	6,499,817	51,803,540
		140,112,893
Money Market Funds — 5.7%
U.S. Government Money Market Fund Investor Class	71,540,658	71,540,658
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,070,944,450)		1,240,922,573
OTHER ASSETS AND LIABILITIES†		(16,754)
TOTAL NET ASSETS — 100.0%		$1,240,905,819

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$41,950	$118	—	$(488)	$41,580	1,317	—	$117
Growth Fund	70,769	—	$8,525	(2,249)	59,995	1,431	$2,909	—
Heritage Fund	36,427	—	280	1,157	37,304	1,530	102	—
Large Company Value Fund	82,054	6,147	—	(653)	87,548	9,063	—	362
Mid Cap Value Fund	66,629	321	—	50	67,000	4,539	—	320
NT Disciplined Growth Fund	33,754	—	354	(631)	32,769	2,196	66	—
Small Cap Growth Fund	11,050	—	2	931	11,979	545	—	—
Small Cap Value Fund	9,515	18	—	450	9,983	1,499	—	18
Sustainable Equity Fund	80,530	4,617	1,564	72	83,655	2,488	130	—
Diversified Bond Fund	242,395	3,766	—	(3,560)	242,601	21,133	—	884
Inflation-Adjusted Bond Fund	87,127	—	—	71	87,198	7,043	—	—
NT High Income Fund	25,000	354	—	(109)	25,245	2,726	—	356
Short Duration Inflation Protection Bond Fund	61,126	—	—	468	61,594	5,855	—	—
Emerging Markets Debt Fund	24,869	213	—	23	25,105	2,433	—	213
Global Bond Fund	85,969	—	—	—	85,969	8,266	—	—
International Bond Fund(3)	69,385	—	—	359	69,744	5,124	—	—
International Growth Fund	51,095	—	4,654	(165)	46,276	3,378	1,680	—
NT Global Real Estate Fund	28,759	—	—	(939)	27,820	2,847	—	—
NT International Small-Mid Cap Fund	13,571	—	—	642	14,213	1,190	—	—
NT International Value Fund	53,623	—	—	(1,819)	51,804	6,500	—	—
U.S. Government Money Market Fund	71,302	239	—	—	71,541	71,541	—	2
	$1,246,899	$15,793	$15,379	$(6,390)	$1,240,923	162,644	$4,887	$2,272
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.